Risk Management (Details 4)	12 Months Ended
	Dec. 31, 2019 USD ($) BasisPoints	Dec. 31, 2018 USD ($) BasisPoints
Finaicial liabilities [Member]
Statement Line Items [Line Items]
Decrease in basis points | BasisPoints	(50)	(50)
Effective on profit for ther year | $	$ (1,779,697)	$ (1,331,000)
Finaicial assets [Member]
Statement Line Items [Line Items]
Decrease in basis points | BasisPoints	(25)	(25)
Effective on profit for ther year | $	$ (889,848)	$ (665,500)